Summary of accounting policies	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Summary of accounting policies
2 Summary of accounting policies
The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.
a) Basis of preparation
The consolidated financial statements of the Group (“consolidated financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and share-based compensation plans, which have been measured at fair value (as further disclosed within this Note). The consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.
b) Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies.
Subsidiaries are those investees that the Group controls because the Group (i) has power to direct relevant activities of the investees that significantly affect their returns, (ii) has exposure, or rights, to variable returns from its involvement with the investees, and (iii) has the ability to use its power over the investees to affect the amount of Group’s returns.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, revenue and expense of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. As of December 31, 2022, 2023 and 2024, the Group consolidated 67, 65 and 63 legal entities, respectively.
c) Current versus non-current classification
The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is expected to be realized or intended to be sold or consumed in the normal operating cycle, held primarily for the purpose of trading or expected to be realized within twelve months after the reporting period. Cash and cash equivalents are presented as current unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is expected to be settled in the normal operating cycle, it is held primarily for the purpose of trading, it is due to be settled within twelve months after the reporting period, or there is no right to defer the settlement of the liability for at least twelve months after the reporting period. All other liabilities are classified as non-current.
d) Property and equipment
Property and equipment are stated at cost less accumulated depreciation and any impairment losses.
Costs of minor repairs and maintenance are expensed when incurred. The cost of replacing major parts or components of property and equipment items are capitalized and the replaced part is written off.
Whenever events or changes in market conditions indicate a risk of impairment of property and equipment, management estimates the recoverable amount, which is determined as the higher of an asset’s fair value less costs to sell and its value in use. The carrying amount is reduced to the recoverable amount and the impairment loss is recognized in profit or loss for the year.
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease
The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. A recognized item of property and equipment and any significant part is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of operations when the asset is derecognized.
e) Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group only acts as a lessee.
Group as a lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are recognized in the statement of financial position as “Property and equipment” and are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
•Offices and Warehouses - 2 to 10 years
•Motor vehicles and other equipment 2 to 6 years
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including, in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. The lease liabilities are recognized in the statement of financial position as 'Current borrowings' or 'Non-current borrowings'.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.
In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be of low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.
Lease expenses are primarily classified as ‘General and administrative expense’.
f) Financial instruments – initial recognition and subsequent measurement
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
The Group has financial assets in the form of bank deposits, trade notes and accounts receivable and other receivables and financial investments included in the item “Term deposits and other financial assets”.
Initial recognition and subsequent measurement
With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15. Trade and other receivables are subsequently measured at amortized cost using the effective interest rate method.
The classification of financial assets that are debt instruments at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.
Contractual cash flows arising from the financial assets are assessed by the Group as to whether they are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. The business model for managing financial assets that are debt instruments is either “hold to collect”, “hold to collect and sell” or other (such as when the asset is held for trading or is otherwise managed on a fair value basis).
In order for a financial asset that is a debt instrument to be classified and subsequently measured at amortized cost, contractual cash flows need to arise as SPPI and the business model for the financial asset must be to “hold to collect”. Amortized cost is measured according to effective interest rate method and interest income is recognized in “Finance income”.
A financial asset that is a debt instrument is classified and subsequently measured at fair value through other comprehensive income, if arising contractual cash flows are SPPI and the business model for the financial asset is “hold to collect and sell”.
Interest income is measured according to effective interest rate method and recognized in “Finance income”. Changes in fair value are recognized in other comprehensive income, and the accumulated amount is presented in the statement of financial position in Other reserves. The fair value reserve is reclassified to profit or loss when the investments are derecognized. Gains and losses upon disposal or maturity are recognized in “Finance income” or “Finance costs”. Changes in the allowance for expected credit losses are recognized in the statement of profit or loss in “Finance income” or “Finance costs”, against the fair value reserve.
Investments in debt instruments for which cash flows are not SPPI or for which the business model is “hold to sell” are subsequently measured at fair value through profit or loss. Interest income is recognized on an accrual basis and presented in “Finance income”. Changes in fair value are recognized in the statement of profit or loss in “Finance income” or “Finance costs”.
Derecognition
Financial assets are derecognized when, and only when the contractual rights to the cash flows from the financial asset expire, or the group transfers the financial asset and the transfer qualifies for derecognition.
Impairment – expected credit losses model
Impairment of investments in debt instruments subsequently measured at amortized cost or fair value through other comprehensive income, as well as of contract assets within the scope of IFRS 15, is recognized as an expected credit loss allowance against these assets, according to the IFRS 9 3-stage model based on changes in credit quality since initial recognition. A simplified approach is available for trade receivables and contract assets that do not contain a significant financing component.
Stage 1 includes financial instruments that have not had a significant increase in credit risk since initial recognition or that, under the available practical expedient, have low credit risk at the reporting date. For these assets, 12-month expected credit losses are recognized and interest revenue is calculated on their gross carrying amount.
Stage 2 includes financial instruments that have had a significant increase in credit risk since initial recognition (except if they have low credit risk at the reporting date) but that do not have objective evidence of impairment. For these assets, the allowance includes lifetime expected credit losses, and interest revenue is calculated on their gross carrying amount.
Stage 3 includes financial assets that have objective evidence of impairment at the reporting date. For these assets, the allowance is for lifetime expected credit losses and interest revenue is calculated on their carrying amount (net of the expected credit loss allowance).
Impairment – accounts receivable
The Group applies the IFRS 9 simplified approach to measuring expected credit losses (ECL) which uses a lifetime expected loss allowance for all trade receivables. The estimated ECL are calculated based on actual credit loss experience over a period that, per business, countries and type of customers, is considered statistically relevant and representative of the specific characteristics of the underlying credit risk. When calculating ECL, the expected recovery from collateral is taken into account. The Group has the contractual right to dispose of marketplace products and apply all proceeds of sales to discharge any amounts that are owed by sellers.
Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporate several macroeconomic elements such as the countries’ GDP and unemployment rates. The expected loss rates are reviewed annually, or when there is a significant change in external factors potentially impacting credit risk, and are updated where management’s expectations of credit losses change. The Group writes off accounts receivable no later than when the balance becomes 12 months past due.
Default and write-off of financial assets
The Group determines the probability of default upon the initial recognition of the asset. However, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Impairment – other financial assets
The Group’s maximum exposure to credit risk for other financial assets as of December 31, 2023 and 2024 is the respective carrying amount.
As of December 31, 2023 and 2024, all of the Group’s debt investments measured at fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period was therefore limited to the expected credit losses for 12 months. Management considers ‘low credit risk’ for listed bonds to be an investment grade credit rating by a major rating agency. The Group considers that credit risk increases significantly if the credit rating deteriorates to a non-investment grade rating.
The probability of default (PD) and loss given default (LGD) are determined for the investments on an individual basis, using available public corporate PD and LGD assessments of the securities performed by credit rating agencies, which incorporate both historical and forward-looking information, according to market standards. Forward-looking information includes credit rating outlooks and economic forecast measured using country gross domestic product (GDP) and credit default swap (CDS).
Financial liabilities
The Group has financial liabilities in the form of trade and other payables that are initially recognized at fair value which primarily represents the original invoiced amount. They are subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in “Finance costs”. Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Deferred income is subsequently recognized as revenue in the Consolidated Statement of Operations and Comprehensive Income (Loss). A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis or to realize the assets and settle the liabilities simultaneously.
g) Impairment of non-financial assets
The Group assesses, at each reporting date, whether there is an indication that an asset with definite useful life may be impaired. If any indication exists the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating-unit’s (CGU) fair value less costs of disposal and its value-in-use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount.
h) Inventories
Inventories are valued at the lower of cost or net realizable value. Cost of inventory is determined on the first-in-first out basis (FIFO) method. The cost of inventory includes purchase costs and costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Impairment losses, if any, due to obsolete materials and slow inventory movement are deducted from the carrying amount of the inventories.
i) Cash and cash equivalents and term deposits
Cash and cash equivalents include cash in hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of three months or less, for which the risk of changes in value is insignificant.
Term deposits are deposits placed with banks with an original maturity of more than three months and, therefore, not included as ‘cash and cash equivalents’ in the statements of financial position and consolidated statement of cash flows.
j) Value-added tax
Output value-added tax (“VAT”) related to sales is payable to tax authorities on the earlier of (a) collection of receivables from customers or (b) delivery of goods or services to customers. Input VAT is generally recoverable against output VAT upon receipt of the VAT invoice. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position. When input and output VAT expire or are settled in different patterns, VAT is recognized in the statement of financial position and disclosed separately as an asset and liability.
Where a provision has been made for impairment of receivables, the gross amount of the debtor, including VAT, is provided for.
If the effect of the time value of money is material, tax receivables and payables are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the asset or liability. When discounting is used, the increase in the asset or liability due to the passage of time is recognized as a finance cost.

k) Provisions and contingent liabilities
Provisions are recognized when the Group has a present obligation (legal or constructive) because of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to a provision is presented in the consolidated statement of operations and comprehensive income (loss) along with any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Where it is more likely that no present obligation exists at the reporting date, the Group discloses a contingent liability, unless the possibility of an outflow of resources embodying economic benefit is remote, in which case no disclosure is required.
l) Foreign currency translation
Functional and presentation currency
Amounts included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in US dollars (USD), which is the Group’s presentation currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities using exchange rates at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations within finance costs and finance income.
The Group considers that monetary long-term receivables from or loans to a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the Group’s net investment in that foreign operation. The related foreign exchange differences and income tax effect of the foreign exchange differences are included in the exchange difference on net investment in foreign operations within equity. In case of repayment, the Group has elected to maintain exchange differences in equity until disposal of the foreign operation. On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the consolidated statement of operations and comprehensive income (loss).
The following tables present currency translation rates against the US dollar for the Group’s most significant operations.

		Year Ended December 31, 2022
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	141.96	137.36
Cameroon	CFA Franc BEAC (XAF)	623.87	612.84
China	Yuan Renminbi	6.73	6.90
Ivory Coast	CFA Franc BCEAO (XOF)	623.87	612.84
Egypt	Egyptian Pound (EGP)	19.20	24.75
Ghana	Cedi (Ghana) (GHS)	8.99	10.20
Kenya	Kenyan Shilling (KES)	117.60	123.50
Morocco	Moroccan Dirham (MAD)	10.13	10.46
Nigeria	Naira (NGN)	423.01	448.08
Portugal	Euro (EUR)	0.95	0.93
Rwanda	Rwanda Franc (RWF)	1,031.64	1,067.00
Senegal	CFA Franc BCEAO (XOF)	623.87	612.84
South Africa	Rand (ZAR)	16.37	17.02
Tunisia	Tunisian Dinar (TND)	3.08	3.11
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,322.97	2,332.45
Uganda	Uganda Shilling (UGX)	3,682.08	3,717.61
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2023
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	135.98	134.32
Cameroon	CFA Franc BEAC (XAF)	606.62	594.31
China	Yuan Renminbi (CNY)	7.07	7.08
Ivory Coast	CFA Franc BCEAO (XOF)	606.62	594.31
Egypt	Egyptian Pound (EGP)	30.67	30.93
Ghana	Cedi (Ghana) (GHS)	11.69	11.97
Kenya	Kenyan Shilling (KES)	139.98	157.01
Morocco	Moroccan Dirham (MAD)	10.13	9.88
Nigeria	Naira (NGN)	636.97	896.64
Portugal	Euro (EUR)	0.92	0.91
Rwanda	Rwanda Franc (RWF)	1,159.04	1,259.53
Senegal	CFA Franc BCEAO (XOF)	606.62	594.31
South Africa	Rand (ZAR)	18.45	18.30
Tunisia	Tunisian Dinar (TND)	3.10	3.07
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,422.54	2,512.42
Uganda	Uganda Shilling (UGX)	3,725.37	3,780.17
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2024
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.15	135.73
Cameroon	CFA Franc BEAC (XAF)	606.41	631.50
China	Yuan Renminbi (CNY)	7.19	7.30
Ivory Coast	CFA Franc BCEAO (XOF)	606.41	631.50
Egypt	Egyptian Pound (EGP)	45.34	50.84
Ghana	Cedi (Ghana) (GHS)	14.48	14.72
Kenya	Kenyan Shilling (KES)	134.89	129.37
Morocco	Moroccan Dirham (MAD)	9.94	10.11
Nigeria	Naira (NGN)	1,480.98	1,546.43
Portugal	Euro (EUR)	0.92	0.96
Rwanda	Rwanda Franc (RWF)	1,318.18	1,388.02
Senegal	CFA Franc BCEAO (XOF)	606.41	631.50
South Africa	Rand (ZAR)	18.33	18.83
Tunisia	Tunisian Dinar (TND)	3.11	3.18
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,615.41	2,429.68
Uganda	Uganda Shilling (UGX)	3,756.75	3,680.02
United Arab Emirates	UAE Dirham (AED)	3.67	3.67
Translation into presentation currency
On consolidation, the results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
i.Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
ii.Income and expense for each item of the statement of comprehensive income (loss) are translated at average exchange rates, except if the exchange rates fluctuate significantly, when the exchange rates at the dates of the transactions are used. In the case of an entity operating in a hyperinflationary economy, the closing rate is applied;
All resulting exchange differences arising on translation for consolidation are recognized in other comprehensive income.
m) Revenue from contracts with customers

The Group generates revenue primarily from first-party sales, third-party sales, marketing and advertising, and the provision of other services.

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

The Group evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or a net basis, which requires Management judgment. In performing their analysis, the Group considers first whether it controls the goods or services before they are transferred to the customers and if it has the ability to direct the use of the goods or services or obtain benefits from them. The Group also considers the following indicators:
–The latitude in establishing prices and selecting suppliers
–The inventory risk borne by the Group before and after the goods have been transferred to the customer
When the Group is primarily obliged in a transaction, is subject to inventory risk, has all, or has several but not all, of the indicators, the Group acts as principal and revenue is recorded on a gross basis. When the Group is not the primary obligor, does not bear the inventory risk and does not have the ability to establish price, the Group acts as agent and revenue is recorded on a net basis.
Revenue recognition policies for each type of revenue stream are as follows:
(1) First-party sales
Revenue from first-party sales relates to sales of goods where Jumia enters into an agreement with a customer to sell goods and acts directly as the seller. The Group also engages in corporate sales, i.e. sales where Jumia directly sells goods to local and regional retailers, distributors and other corporate buyers. These goods are sold for a fixed price as determined by the Group and the Group bears the obligation to deliver those goods to the customer. As such, the Group is considered to be the principal in these transactions and recognizes sales on a gross basis for the selling price at the point in time when the goods are delivered to the consumer. The delivery of the goods is not a separate performance obligation, as the consumer cannot benefit from the goods without the delivery, which must be performed by Jumia. Therefore, revenue for goods and delivery are recognized at the same point in time.
(2) Third-party sales
Revenue from third-party sales is related to the third-party sellers’ ability to sell goods to customers (i.e., consumers, retailers, distributors and other local buyers) through Jumia's marketplace. The Group’s performance obligation with respect to these transactions is to arrange for the sale of goods provided by sellers and deliver them to the customers on behalf of the sellers. The Group considers that Jumia has one performance obligation in respect of these transactions which is to arrange the sale and delivery of goods to customers on behalf of sellers. Since Jumia does not control the goods, it is an agent in these transactions. The Group generates a commission fee (normally a percentage of the selling price), which it charges to sellers based on agreements with the sellers. The Group also renders logistics and delivery services to consumers and sellers in relation with third party sales. For those services, as the customer cannot benefit from the goods without the service, which is performed by Jumia. revenue is recognized at a point in time when the goods are delivered to the customer.
(3) Marketing and advertising
The Group provides advertising services to sellers and non-sellers, such as performance marketing campaigns, placing banners on the Jumia platform or sending newsletters and notifications. The advertising services are contractually agreed with the advertisers. As Jumia establishes pricing and is primarily obliged to deliver these advertising services, revenue is recognized on a gross basis. The campaigns and banners can be run for a short period as well as be spread over a year and are therefore recognized at a point in time or over the period.
(4) Value-added services
The Group provides other services to sellers for which it charges a fee such as warehousing services for products. As Jumia establishes pricing, revenue is recognized on a gross basis. Revenue for warehousing is recognized over the period of storage of the goods.
(5) Other revenue
The Group provides logistic services, such as transportation of goods, to non-sellers. Jumia is deciding the price and assuming the risk of non-performing these services and is deemed the principal in this activity. The performance obligation is satisfied when the shipping services are completed.
Variable consideration
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
The Group uses the expected value method to estimate the variable consideration given the large number of contracts that have similar characteristics. The Group then applies the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. A refund liability is recognized for the goods that are expected to be returned (i.e., the amount not included in the transaction price) and a right of return asset for the right to recover products when a refund liability is settled.

Customer incentives and subsidies
The Group grants incentives to its end customers and subsidies to its marketplace sellers. Incentives to end customers, which include discounts or vouchers, and marketplace subsidies to sellers are consideration payable to a customer and are recognized as a reduction of revenue.
Cost to obtain a contract
The Group pays sales commission or fees to parties for each contract that they obtain. The Group applies the optional practical expedient to immediately expense costs to obtain a contract if the amortization period of the asset that would have been recognized is one year or less. As such, sales commissions and fees are immediately recognized as an expense and included as part of sales and advertising expense.
Cost of revenue
The Group’s cost of revenue includes the external costs directly attributable to fulfilling the performance obligations mentioned above, such as the purchase price of customer products where Jumia acts directly as the seller. Certain expenses associated with third-party sales, such as compensation paid to sellers for lost, damaged or late delivery items, and shipping costs related to logistics services to non-sellers are also included in cost of revenue.
n) Fulfillment expense
Fulfillment expense consists of expense related to services of third-party logistics providers and payment processing expenses, which we refer to as freight and shipping, and expense mainly related to our network of warehouses, including employee benefit expense, which we refer to as fulfillment expense other than freight and shipping. Fulfillment expense other than freight and shipping represents those expenses incurred in operating and staffing our fulfillment and customer service centers, including expense attributable to procuring, receiving, inspecting, and warehousing inventories and picking, packaging, and preparing customer orders for shipment, including packaging materials. Lease expenses are primarily classified as “General and administrative expense”. Fulfillment expense also includes expense relating to customer service operations.
o) Sales and advertising expense
Sales and advertising expenses represent expenses associated with the promotion of our marketplace and include online and offline marketing expenses, promotion of the brand through traditional media outlets, certain expense related to our customer acquisition and engagement activities and other expense associated with our market presence.
p) Technology and content expense
Technology and content expenses consist principally of research and development activities, as these do not meet the criteria for recognition as intangible assets, including wages and benefits for employees involved in application, production, maintenance, operation for new and existing goods and services, as well as other technology infrastructure expense.
q) General and administrative expense
General and administrative expense contains wages and benefits, including share-based compensation expense, of management, seller management expense, accounting and legal staff expense, consulting expense, audit expense, lease expense, office related utilities expense, insurance expense, tax expense other than income tax, other overheads and other material general expenses.
r) Employee benefits
Short-term benefits
Wages, salaries, paid annual leave and sick leave, bonuses, and other benefits (such as health services) are accrued in the year in which the associated services are rendered by the employees of the Group.
s) Share-based compensation
The Group operates share-based compensation plans, under which directors and employees receive compensation in the form of equity instruments of the Company or cash for the services provided, which is based on the fair value of equity instruments. Awards are granted with service and/or performance conditions.
For equity settled instruments, the total amount to be expensed for services received is determined by reference to the grant date fair value of the share-based compensation award made. For share-based compensation awards, we analyze whether the exercise price paid (or payable) by a participant, if any, exceeds the market price of the underlying equity instruments at the grant date. Any excess of (i) the estimated market value of the equity instruments and (ii) the exercise price results in share-based compensation expense.
The share-based compensation is expensed on a straight-line basis over the vesting period with a corresponding credit to equity. Management estimates the number of awards that will eventually vest. For awards with graded-vesting features, each installment of the award is treated as a separate grant (i.e., each installment is separately expensed over the related vesting period).
For equity settled instruments,
i.option awards issued by the Group are initially measured using Black-Scholes valuation model on the grant date and are not subsequently re-measured, and
ii.virtual restricted stock units (VRSUs) are initially measured at the observable stock price of Jumia on the grant date and are not subsequently re-measured
For cash-settled share-based compensation, a liability is recognized for the goods or services acquired, measured initially at the fair value derived from the observable stock price of Jumia at grant date. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in general and administrative expenses.
Certain of Jumia’s share-based compensation transactions are subject to non-market performance targets.
Depending on the vesting period and the performance measurement period, performance targets are classified as (i) non-vesting conditions or (ii) non-market performance vesting conditions.
For non-vesting condition, the probability of achieving the performance target derived from a Monte Carlo simulation, is included in the computation of the award’s fair value and is not subsequently re-assessed.
Non-market performance vesting conditions are not taken into consideration when determining the grant date fair value of an award. Instead, they are taken into consideration when estimating the number of awards that will vest. On a cumulative basis, no amount is recognized for goods or services received where an award does not vest, because a specified non-market performance vesting condition has not been met. As a result, the IFRS 2 expense can change during the vesting period, depending on changes in expectations. The number of awards, subject to non-market performance conditions, that will vest is based on the most likely outcome derived from a Monte Carlo valuation model.
For certain share-based compensation transactions the length of the vesting period depends on meeting a certain market condition. A market condition is a performance condition upon which the exercise price, vesting or exercisability of an equity instrument depends/ relates to the market price of the entity’s equity instruments. Where the length of the vesting period depends on when a market performance condition is satisfied, the estimate of the expected length of the vesting period is based on the most likely outcome of the performance condition derived from a Monte Carlo valuation model and is not subsequently revised.
When an award is cancelled (other than by forfeiture for failure to satisfy the vesting conditions) during the vesting period, it is treated as an acceleration of vesting, and the entity recognizes immediately the amount that would otherwise have been recognized for services received over the remainder of the vesting period. When an award is surrendered by an employee (other than by forfeiture for failure to satisfy the vesting conditions), it is accounted for as a cancellation.
In case there is modification of awards, from equity-settled to cash-settled, a liability is recognized based on the fair value of the cash-settled award on the date of the modification and to the extent to which the vesting period has expired. The entire corresponding debit is taken to equity.
Where an award is modified from cash-settled to equity-settled, the amount recognized as a liability, up to the modification date is reclassified to equity. The expense for the remainder of the vesting period is based on the award’s fair value, measured at the modification date.
t) Income taxes
The income tax charge comprises of current tax and deferred tax and is recognized in profit or loss for the year, unless it relates to transactions that are recognized directly in equity.
Current taxes are measured at the amount expected to be paid to or recovered from the taxation authorities on the taxable profits or losses based on the prevailing tax rates on the reporting date and any adjustments to taxes payable in previous years. Taxable profits or losses are based on estimates if financial statements are authorized prior to filing relevant tax returns. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
The calculation of deferred taxes is based on the balance sheet liability method that refers to the temporary differences between the tax bases of assets and liabilities and their carrying amounts. The method of calculating deferred taxes depends on how the asset’s carrying amount is expected to be realized and how the liabilities will be paid. However, in accordance with the initial recognition exemption, deferred taxes are not recorded for temporary differences on initial recognition of an asset or a liability in a transaction other than a business combination if the transaction, when initially recorded, affects neither accounting nor taxable profit and does not give rise to equal taxable and deductible temporary differences. Deferred taxes are measured at tax rates enacted or substantively enacted at the end of the reporting period. Deferred tax assets are offset against deferred tax liabilities if the taxes are levied by the same taxation authority and the entity has a legally enforceable right to offset current tax assets against current tax liabilities. Deferred tax assets for deductible temporary differences and tax loss carry forwards are recorded only to the extent that they are believed to be recoverable.
u) Segments
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM), which are the same figures as those presented in the statement of operations. The chief operating decision maker is comprised of the CEO and the Executive Vice President, Finance & Operations. In the periods presented, the Group had one operating and reportable segment. The CODM makes decisions as to how to allocate resources based on the long-term growth potential of the Group as determined by market research, growth potential in regions, and various internal key performance indicators. The Group’s geographical distribution of revenue and property and equipment was as follows:

Revenue	For the year ended December 31,
In thousands of USD	2022	2023	2024
West Africa(1)	103,402	83,608	78,890
North Africa(2)	57,495	76,641	64,205
East and South Africa(3)	33,507	24,365	24,077
Europe(4)	294	1,152	247
United Arab Emirates	8,576	629	41
Others	26	8	25
Total	203,300	186,402	167,486

Property and equipment	As of December 31,
In thousands of USD	2023	2024
West Africa(1)	6,709	8,230
North Africa(2)	3,584	5,554
East and South Africa(3)	3,409	2,838
Europe(4)	532	434
China	80	138
United Arab Emirates	47	2
Total	14,361	17,196
___________________________
(1)West Africa covers Nigeria, Ivory Coast, Senegal and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Uganda and South Africa.
(4)Portugal and Germany
v) Discontinued operations
A discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale.
In the 'Consolidated Statements of Operations and Comprehensive Income (Loss)', discontinued operations are excluded from the results of continuing operations and are presented as a single amount as 'Loss after Income tax for the period from discontinued operations'. Corresponding notes to the 'Consolidated Statements of Operations and Comprehensive Income (Loss)' exclude amounts for discontinued operations, unless stated otherwise. Discontinued Operations are disclosed in Note 6.
x) Hyperinflationary economies
According to the International Monetary Fund (IMF) World Economic Outlook (WEO) report released in October 2024 and October 2023, Ghana experienced significant inflation. The three-year cumulative inflation as of December 31, 2023, was 114%, with the projected three-year cumulative inflation estimated to reach 118% by the end of 2024 and 53% by the end of 2025. This data, supported by the Ghana Statistical Service, led to Ghana meeting the requirements to be designated as a hyperinflationary economy under IAS 29 'Financial Reporting in Hyperinflationary Economies' for the years ended December 31, 2024 and 2023.
The IMF WEO projected three-year cumulative inflation rates of 96% in Egypt and 102% in Nigeria by the end of 2024, with both economies expected to reach 101% by the end of 2025. However, other qualitative indicators in IAS 29 were inconclusive, and various fiscal and economic interventions were expected to positively impact both economies. Consequently, these economies were not considered hyperinflationary in the year ended December 31, 2024.
The Group has applied hyperinflationary accounting, as specified in IAS 29, to Jade E-Services Ghana Ltd.'s operations in Ghana where the Ghanaian Cedi is the functional currency for the reporting period beginning January 1, 2023.
The consumer price index (CPI) issued by the Ghana Statistical Service was selected as the inflation index to reflect the change in purchasing power. The CPI reached 248.3 in December 31, 2024, 200.5 in December 31, 2023 and 162.8 in December 31, 2022. The annual movement on the index was 23.8% in 2024 and 23,2% in 2023.
In accordance with IAS 29, for the Group's operations in Ghana:
•The carrying amounts of non-monetary assets and liabilities have been re-presented to reflect the change in the general price index from the date of acquisition to the end of the reporting period. All items recognized in the income statement have been re-presented by applying the change in the general price index from the dates when the items of income and expenses were initially earned or incurred to the end of the reporting period and the income statement items were translated to the presentation currency at the closing foreign exchange rate instead of an average rate.
•As the presentation currency of the Group is that of a non-hyperinflationary economy, comparative amounts have not been re-presented for changes in the price level or exchange rates. The combined effect of the re-presentation in accordance with IAS 29 and the currency translation adjustment in accordance with IAS 21 is recognized in 'Other reserves' through 'Other comprehensive loss on net investment in foreign operations'. Similar treatment was followed to reflect the impacts in opening balance as of January 1, 2023.